MFS® ABSOLUTE RETURN FUND	MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® INTERNATIONAL GROWTH FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® INTERNATIONAL VALUE FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® MANAGED WEALTH FUND
MFS® GLOBAL BOND FUND	MFS®MODERATE ALLOCATION FUND
MFS® GROWTH ALLOCATION FUND

Effective June 25, 2014, the “Ticker Symbols” table on the cover page is amended to include the following:

Fund	Ticker Symbols
	Class A	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Managed Wealth Fund	MNWAX	MNWBX	MNWCX	N/A	N/A	N/A

Fund	Ticker Symbols
	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
MFS® Managed Wealth Fund	MNWIX	MNWRX	MNWSX	MNWTX	MNWUX	N/A

Certain information for MFS Managed Wealth Fund as of May 31, 2014, the fiscal year end of the fund, is not included in this Statement of Additional Information because the fund had not commenced operations as of May 31, 2014.

Effective June 25, 2014, the first paragraph of the sub-section entitled “Organization of the Fund” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

Organization of the Fund

MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, each an open-end investment company, are series of MFS Series Trust X, a Massachusetts business trust organized in 1985. MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund are diversified Funds. MFS Global Bond Fund is a non-diversified Fund.

Effective June 25, 2014, the following paragraph is added to the sub-heading entitled “Investment Advisory Agreement” within the sub-section entitled “Investment Adviser” beneath the main heading “Management of the Fund”:

For MFS Managed Wealth Fund, the management fee set forth in the Investment Advisory Agreement is 0.35% of the fund’s average daily net assets annually.   The underlying funds also pay management fees to MFS which are reflected under "Summary of Key Information-Fees and Expenses" in the fund’s Prospectus. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees.  MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity, and fees and expenses associated with investments in investment companies and other similar investment vehicles), such that "Total Annual Fund Operating Expenses" do not exceed 0.91% of the fund's average daily net assets annually for each of Class A and Class R3 shares, 1.66% of the fund's average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.66% of the fund's average daily net assets annually for each of Class I and Class R4 shares, and 1.16% of the fund's average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least September 30, 2015.

1004902                                                                                                                                     1                                                       MFS-MULTI-SEPTEMBER-SAI-COMBINED-SUP-062514

Effective June 25, 2014, the sub-section entitled “Custodian” beneath the main heading “Management of the Fund” is restated in its entirety as follows:

State Street Bank and Trust Company ("State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank ("JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Absolute Return Fund and MFS Global Bond Fund.  JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

The Fund has an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of cash maintained by the Fund with its custodian.

Effective June 25, 2014, the section entitled “Independent Registered Public Accounting Firm and Financial Statements” is restated in its entirety as follows:

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Each such Fund’s (except MFS Managed Wealth Fund) Financial Statements and Financial Highlights for the fiscal year ended May 31, 2013, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Absolute Return Fund and MFS International Diversification Fund, providing audit services, tax return review, and other related services and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended May 31, 2013, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

MFS Managed Wealth Fund had not commenced operations as of the fiscal year ended May 31, 2013; therefore, no Financial Statements and Financial Highlights for such Fund are incorporated by reference into this SAI.

Effective June 25, 2014, the following columns are added to the table entitled “Trustee Compensation Table” beneath the main heading “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table

Name and Position	Aggregate Compensation Paid by MFS Managed Wealth(3)
Interested Trustees
Robert J. Manning	Not Applicable
Robin A. Stelmach	Not Applicable
Independent Trustees
Steven E. Buller	$44
Robert E. Butler	$45
Maureen R. Goldfarb	$45
David H. Gunning	$48
William R. Gutow	$44
Michael Hegarty	$45
John P. Kavanaugh	$44
Maryanne L. Roepke	$44
Laurie J. Thomsen	$45
Robert W. Uek	$45

(3) Estimated amounts for the fiscal year ending May 31, 2015.

Effective June 25, 2014, the following paragraph is added after the first paragraph of the sub-section entitled “Ownership by Trustees and Officers” beneath the main heading “Appendix C – Share Ownership”:

As of June 25, 2014, the Trustees and officers of the Trust as a group owned less than 1% of any class of the shares of MFS Managed Wealth Fund.  No Trustee owned shares of MFS Managed Wealth Fund as of December 31, 2013, because shares of MFS Managed Wealth Fund had not been offered for sale as of December 31, 2013.

Effective June 25, 2014, the following is added as the last paragraph directly beneath the table within the sub-section entitled “25% or Greater Ownership of the Fund” beneath the main heading “Appendix C – Share Ownership”:

As of June 25, 2014, no shares of MFS Managed Wealth Fund were owned because the Fund had not yet commenced operations.

Effective June 25, 2014, the following is added as the last paragraph of the sub-section entitled “5% or Greater Ownership of the Share Class” beneath the main heading “Appendix C – Share Ownership”:

As of June 25, 2014, no shares of MFS Managed Wealth Fund were owned because the Fund had not yet commenced operations.

Effective June 25, 2014, the following is added at the end of the section entitled “Appendix D – Portfolio Manager(s)”:

MFS Managed Wealth Fund

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2013, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to Messrs. Swanson, Adams, and Wiener, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”).

As of June 25, 2014, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Managed Wealth Fund	James T. Swanson	BofA Merrill Lynch 0-3 Month Treasury Bill Index Standard & Poor’s 500 Stock Index

	William J. Adams	BofA Merrill Lynch 0-3 Month Treasury Bill Index Standard & Poor’s 500 Stock Index
	Barnaby M. Wiener	BofA Merrill Lynch 0-3 Month Treasury Bill Index Standard & Poor’s 500 Stock Index

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management‘s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. Almeida, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Mr. Roberge, his compensation reflects his broader role within MFS as President and Chief Investment Officer of MFS in addition to being a portfolio manager. The Chief Executive Officer of MFS determines and recommends the amount of his compensation to the Sun Life Management Resources Committee of the Board of Directors of Sun Life Financial, Inc. (the ultimate parent company of MFS).  His performance bonus is based on a combination of quantitative and qualitative factors. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Executive Officer which takes into account his broad leadership responsibilities. In addition, he participates in a mandatory deferred compensation program whereby a portion of his performance bonus is deferred and awarded in the form of restricted stock units.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager‘s compensation depends upon the length of the individual‘s tenure at MFS and salary level, as well as other factors.

Effective June 25, 2014, the following is added directly below the sub-section entitled “Ownership of Fund Shares” beneath the main heading “Appendix D – Portfolio Manager(s)”:

As of June 25, 2014, no portfolio manager owned shares of MFS Managed Wealth Fund because the fund had not yet commenced operations.

Effective June 25, 2014, the following is added to the table within the sub-section entitled “Other Accounts” beneath the main heading “Appendix D – Portfolio Manager(s)”:

In addition to the Fund, certain portfolio managers of the Fund are named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  The number and assets of these accounts were as follows as of April 15, 2014:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Managed Wealth Fund	James T. Swanson	Registered Investment Companies*	1	$2.1 billion
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
	William J. Adams	Registered Investment Companies*	12	$7.7 billion
		Other Pooled Investment Vehicles	3	$1.3 billion
		Other Accounts	1	$106.5 million
	Robert M. Almeida	Registered Investment Companies*	0	N/A
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
	Michael W. Roberge	Registered Investment Companies*	0	N/A
		Other Pooled Investment Vehicles	0	N/A
		Other Accounts	0	N/A
	Barnaby M. Wiener	Registered Investment Companies*	10	$23.1 billion
		Other Pooled Investment Vehicles	6	$4.9 billion
		Other Accounts**	25	$6.6 billion
*   Does not include the Fund.
** With respect to the accounts identified in the table above, Mr. Wiener manages 2 other accounts with assets totaling $723.8 million for which the advisory fees are based in part on the performance of the accounts.  Performance fees for any particular account are paid to MFS, not the portfolio manager, and the portfolio manager’s compensation is not determined by reference to the level of performance fees received by MFS.

Effective June 25, 2014, the first two paragraphs and first table under the sub-heading entitled “Class A, Class A1, and Class 529A Shares – General Provisions” within the sub-section entitled “Commissions and Distribution Plan Payments” beneath the main heading “Appendix J - Financial Intermediary Compensation” are restated in their entirety as follows:

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Asia Pacific ex-Japan Fund, MFS Blended Research Core Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS European Equity Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Leaders Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Latin American Equity Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Effective June 25, 2014, the following paragraph is added to the section entitled "Commodity Pool Operator Regulation" under the section Investment Strategies and Risks“ in Appendix K:

Commodity Pool Operator Regulation.  Except with respect to MFS Absolute Return Fund and MFS Managed Wealth Fund, a notice has been filed with the National Futures Association (NFA) claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder with respect to such Funds.  As a result, MFS, as adviser to such Funds, is not currently subject to registration or regulation as a CPO with respect to such Funds.  However, if in the future a Fund is no longer eligible for this exclusion, the notice claiming exclusion from the definition of a CPO would be withdrawn, and MFS, as adviser to such Fund, would be subject to regulation as a CPO with respect to such Fund.

MFS, as adviser to MFS Absolute Return Fund and MFS Managed Wealth Fund, is registered and regulated as a CPO under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder with respect to such Fund.

Effective June 25, 2014, the following is added to “Appendix L - Investment Restrictions”:

MFS Managed Wealth Fund

As fundamental investment restrictions, the Fund:

1.	May borrow money to the extent not prohibited by applicable law.

2.	May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.	May issue senior securities to the extent not prohibited by applicable law.

4.	May make loans to the extent not prohibited by applicable law.

5.	May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.
May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.	Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund's fundamental investment restriction no. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction no. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.